Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 102.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$330,859

		$330,859

Education — 13.3%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 8/1/27	$1,665	$2,114,600
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), (SPA: Bank of New York), 1.23%, 12/1/37(2)	2,400	2,400,000
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	926,636
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,360,821
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,091,490
Delaware County Authority, (Haverford College), 5.00%, 10/1/42	1,470	1,750,285
Delaware County Authority, (Villanova University), 5.00%, 8/1/40	1,120	1,306,334
Northampton County General Purpose Authority, (Lehigh University), 4.00%, 11/15/35	500	561,860
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,165,290
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	510	573,021
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,306,640
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,922,748
Philadelphia Industrial Development Authority, (La Salle University), 5.00%, 5/1/29	795	915,140
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,776,245
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,164,700

		$25,335,810

Escrowed/Prerefunded — 10.0%
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	$2,170	$2,213,704
Delaware County Regional Water Quality Control Authority, Prerefunded to 5/1/23, 5.00%, 5/1/33	1,750	1,978,655
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	775	779,782
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	415	417,560
Franklin County Industrial Development Authority, (The Chambersburg Hospital), Prerefunded to 7/1/20, 5.375%, 7/1/42	1,000	1,027,410
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,413,276
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,541,835
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	635,850

Security	Principal Amount (000’s omitted)	Value
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	$2,300	$2,346,322
Westmoreland County Municipal Authority, Prerefunded to 8/15/23, 5.00%, 8/15/32	2,345	2,676,161
Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,037,350

		$19,067,905

General Obligations — 8.6%
Allegheny County, 5.00%, 11/1/43	$1,000	$1,220,610
Boyertown Area School District, 5.00%, 10/1/38	1,000	1,128,400
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,162,230
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	6,244,740
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,232,803
Lehigh County, 4.00%, 11/15/32(3)	1,000	1,182,300
Marple Newtown School District, 4.00%, 6/1/33	500	584,295
Marple Newtown School District, 4.00%, 6/1/34	350	408,947
Owen J. Roberts School District, 5.00%, 5/15/28	535	601,490
Penn-Delco School District, 4.00%, 6/1/45(3)	1,500	1,616,760
Seneca Valley School District, 5.00%, 4/1/31	750	941,355

		$16,323,930

Hospital — 13.0%
Allegheny County Hospital Development Authority, (UPMC Health System), 4.00%, 7/15/39	$1,000	$1,111,900
Allegheny County Hospital Development Authority, (UPMC Health System), 5.00%, 7/15/33	1,000	1,255,680
Bucks County Industrial Development Authority, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,645,095
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	595,935
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	770	785,716
Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/31	1,350	1,669,774
Geisinger Authority, (Geisinger Health System), (SPA: U.S. Bank, N.A.), 1.16%, 6/1/41(2)	3,000	3,000,000
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,468,969
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	777,387
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,828,034
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	1,032,422
Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	1,000	1,124,200
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	164,327
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	3,141,658
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,598,628
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	201,782
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,247,640

		$24,649,147

Security	Principal Amount (000’s omitted)	Value
Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$860,685

		$860,685

Industrial Development Revenue — 1.4%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,203,828
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	1,500	1,516,995

		$2,720,823

Insured – Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,575,035
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	362,950

		$1,937,985

Insured – Escrowed/Prerefunded — 11.5%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	$2,625	$2,607,806
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,570,925
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,499,430
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,111,525
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,719,599
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,343,570

		$21,852,855

Insured – General Obligations — 16.7%
Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$589,175
Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,175,490
Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,173,080
Armstrong School District, (BAM), 4.00%, 3/15/35	500	569,785
Armstrong School District, (BAM), 4.00%, 3/15/38	1,000	1,127,330
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,763,970
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,788,983
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	353,613
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,104,423
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	2,065,297
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	2,024,285
Erie School District, (AGM), 4.00%, 4/1/33	1,000	1,133,410
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,906,400
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	954,690
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	873,340
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,160,159
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,174,000
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,765
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	973,852
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,165,880
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,279,362
Philadelphia School District, (AGM), 5.00%, 9/1/34(3)	1,000	1,248,980

		$31,671,269

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 1.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,409,720

		$2,409,720

Insured – Lease Revenue/Certificates of Participation — 6.4%
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(4)	$6,250	$8,020,875
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,170,855

		$12,191,730

Insured – Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,042,040

		$2,042,040

Insured – Transportation — 2.3%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,619,560
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,716,165

		$4,335,725

Insured – Water and Sewer — 1.8%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,132,320
Pittsburgh Water and Sewer Authority, (AGM), 4.00%, 9/1/34	2,000	2,297,100

		$3,429,420

Lease Revenue/Certificates of Participation — 1.9%
Bucks County Community College Authority, 5.00%, 6/15/38	$605	$749,214
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,934,196

		$3,683,410

Other Revenue — 0.6%
Allentown Neighborhood Improvement Zone Development Authority, (City Center Project), 5.00%, 5/1/42(5)	$1,000	$1,127,370

		$1,127,370

Senior Living/Life Care — 3.3%
Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	$500	$596,455
Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/39	2,000	2,324,400
Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	455	507,102
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,381,557
Lancaster Industrial Development Authority, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	326,790
Montgomery County Industrial Development Authority, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,068,740

		$6,205,044

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$18	$15,795
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	34	27,239
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	34	25,418
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	43	29,921
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	49	30,874
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	463	120,959

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	$377	$73,568
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	183	186,201
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	36	38,473
Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	5	5,073
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	18	18,443
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	132	136,673
Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	73	75,389
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	334	351,468

		$1,135,494

Transportation — 4.1%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/32	$1,500	$1,849,230
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,113,605
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	1,500	1,842,795
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	858,138
Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,187,150

		$7,850,918

Water and Sewer — 2.5%
Chester Water Authority, 5.00%, 12/1/35	$795	$927,534
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,559,925
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,296,313

		$4,783,772

Total Tax-Exempt Municipal Securities — 102.0% (identified cost $181,438,821)		$193,945,911

Taxable Municipal Securities — 0.0%(6)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(6)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$320	$80,000

Total Taxable Municipal Securities — 0.0%(6) (identified cost $320,005)		$80,000

Trust Units — 0.0%(6)

Security	Notional Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 0.0%(6)
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(7)	$300	$15,008
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(7)	99	13,591

Security	Notional Amount (000’s omitted)	Value
Total Trust Units — 0.0%(6) (identified cost $25,082)		$28,599

Total Investments — 102.0% (identified cost $181,783,908)		$194,054,510

Other Assets, Less Liabilities — (2.0)%		$(3,876,501)

Net Assets — 100.0%		$190,178,009

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 41.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 13.6% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2019.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $1,127,370 or 0.6% of the Fund’s net assets.

(6)	Amount is less than 0.05%.

(7)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$193,945,911	$—	$193,945,911
Taxable Municipal Securities	—	80,000	—	80,000
Trust Units	—	28,599	—	28,599
Total Investments	$—	$194,054,510	$—	$194,054,510

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.